UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-05950

MONEY MARKET OBLIGATIONS TRUST
-------------------------------------------------------------------------------
Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
-------------------------------------------------------------------------------
(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record



========================= PRIME CASH OBLIGATIONS FUND ==========================


DWS INVESTORS FUNDS INC

Ticker:                      Security ID:  23339K109
Meeting Date: JUN 9, 2006    Meeting Type: Special
Record Date:  FEB 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Henry P. Becton, Jr.        For       For        Management
1.2   Elect Trustee Dawn-Marie Driscoll         For       For        Management
1.3   Elect Trustee Keith R. Fox                For       For        Management
1.4   Elect Trustee Kenneth C. Froewiss         For       For        Management
1.5   Elect Trustee Martin J. Gruber            For       For        Management
1.6   Elect Trustee Richard J. Herring          For       For        Management
1.7   Elect Trustee Graham E. Jones             For       For        Management
1.8   Elect Trustee Rebecca W. Rimel            For       For        Management
1.9   Elect Trustee Philip Saunders, Jr.        For       For        Management
1.10  Elect Trustee William N. Searcy, Jr.      For       For        Management
1.11  Elect Trustee Jean Gleason Stromberg      For       For        Management
1.12  Elect Trustee Carl W. Vogt                For       For        Management
1.13  Elect Trustee Axel Schwarzer              For       For        Management
2     Amend Investment Advisory Agreement       For       For        Management
3     Amend Investment Advisory Agreement       For       For        Management
4     Approve Subadvisory Agreement             For       For        Management
5     Approve Change of Fundamental Investment  For       For        Management
      Policy
6     Approve Reclassification of Funds         For       For        Management
7     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management




============================ PRIME OBLIGATIONS FUND ============================


DWS INVESTORS FUNDS INC

Ticker:                      Security ID:  23339K109
Meeting Date: JUN 9, 2006    Meeting Type: Special
Record Date:  FEB 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Henry P. Becton, Jr.        For       For        Management
1.2   Elect Trustee Dawn-Marie Driscoll         For       For        Management
1.3   Elect Trustee Keith R. Fox                For       For        Management
1.4   Elect Trustee Kenneth C. Froewiss         For       For        Management
1.5   Elect Trustee Martin J. Gruber            For       For        Management
1.6   Elect Trustee Richard J. Herring          For       For        Management
1.7   Elect Trustee Graham E. Jones             For       For        Management
1.8   Elect Trustee Rebecca W. Rimel            For       For        Management
1.9   Elect Trustee Philip Saunders, Jr.        For       For        Management
1.10  Elect Trustee William N. Searcy, Jr.      For       For        Management
1.11  Elect Trustee Jean Gleason Stromberg      For       For        Management
1.12  Elect Trustee Carl W. Vogt                For       For        Management
1.13  Elect Trustee Axel Schwarzer              For       For        Management
2     Amend Investment Advisory Agreement       For       For        Management
3     Amend Investment Advisory Agreement       For       For        Management
4     Approve Subadvisory Agreement             For       For        Management
5     Approve Change of Fundamental Investment  For       For        Management
      Policy
6     Approve Reclassification of Funds         For       For        Management
7     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management

=========================  ALABAMA MUNICIPAL CASH TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  ARIZONA MUNICIPAL CASH TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  AUTOMATED CASH MANAGEMENT TRUST  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================  AUTOMATED GOVERNMENT CASH RESERVES  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=====================  AUTOMATED GOVERNMENT MONEY TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================  AUTOMATED TREASURY CASH RESERVES  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================  CALIFORNIA MUNICIPAL CASH TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=====================  CONNECTICUT MUNICIPAL CASH TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED CAPITAL RESERVES FUND  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED GOVERNMENT RESERVES FUND  =================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED MASTER TRUST  =============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED MUNICIPAL TRUST  ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

==================  FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST  ================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED TAX-FREE TRUST  ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED MUNICIPAL CASH TRUST  =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  GEORGIA MUNICIPAL CASH TRUST  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  GOVERNMENT OBLIGATIONS FUND  ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=====================  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND  ================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================  LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST  ==================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  LIQUID CASH TRUST  ==================================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MARYLAND MUNICIPAL CASH TRUST  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================  MASSACHUSETTS MUNICIPAL CASH TRUST  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MICHIGAN MUNICIPAL CASH TRUST  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MINNESOTA MUNICIPAL CASH TRUST  =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MONEY MARKET MANAGEMENT  ============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MONEY MARKET TRUST  =================================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  MUNICIPAL OBLIGATIONS FUND  =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  NEW JERSEY MUNICIPAL CASH TRUST  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  NEW YORK MUNICIPAL CASH TRUST  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=====================  NORTH CAROLINA MUNICIPAL CASH TRUST  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  OHIO MUNICIPAL CASH TRUST  ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=======================  PENNSYLVANIA MUNICIPAL CASH TRUST  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  PRIME MANAGEMENT OBLIGATIONS FUND  ==================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  PRIME VALUE OBLIGATIONS FUND  =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  TAX-FREE INSTRUMENTS TRUST  =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  TAX-FREE OBLIGATIONS FUND  ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  TREASURY OBLIGATION FUND  ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  FEDERATED CAPITAL RESERVES FUND  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================  TRUST FOR GOVERNMENT CASH RESERVES =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=================  TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES  ============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=====================  TRUST FOR U.S. TREASURY OBLIGATIONS  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  U.S. TREASURY CASH RESERVES  ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=========================  VIRGINIA MUNICIPAL CASH TRUST  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.



========== END NPX REPORT
                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    MONEY MARKET OBLIGATIONS TRUST



By (Signature and Title)*       /s/J. Christopher Donahue
                                J. Christopher Donahue
                                President - Principal Executive Officer


Date:  August 21, 2006



* Print the name and title of each signing officer under his or her signature.